Stockholders' Equity - Assumptions for Calculating Fair Value of the Common Stock Warrants (Detail) - Common Stock Warrant [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Stockholders Equity [Line Items]
Risk free rate	2.60%
Expected life of warrants	10 years
Expected dividend yield	3.50%
Expected volatility	26.50%
Weighted average fair value	$ 2.28